Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Transactions Occurred with Related Parties	The following transactions occurred with related parties:
	Consolidated entity
	31 December 2023 $	31 December 2022 $
Purchases of goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	52,989	38,500
Options and warrants expensed (ii)	8,921	66,100
Options issued in the period (net of adjustment) (ii)	(30,501)	-
Performance bonuses to key management Personnel (iii)	112,511	-
	143,920	104,600
(i)	Purchases from entities controlled by key management personnel
(ii)	Share-based payment expenses to key management personnel and their related entities
(iii)	Performance bonuses to key management personnel

Schedule of Revised Fair Value at Grant Date	The revised fair value at grant date is:
		Exercise price	No. of	Share price at grant date	Expected	Dividend	Risk- free interest	Fair value at grant date
Grant date	Expiry date	($)	options	($)	volatility	yield	rate	($)
2023-11-21	2027-11-21	0.25	1,000,000	0.08	119.21%	0.00%	4.09	0.0511